Goodwill and Other Intangible Assets -- Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Changes in the carrying amount of goodwill, all of which is reported in our Consumer and Insurance segment were as follows:

(dollars in millions)	Consumer and Insurance

Year Ended December 31, 2015
Balance at beginning of period	$—
Goodwill - OneMain Acquisition *	1,440
Balance at end of period	$1,440

*	Goodwill was recorded at OMFH subsidiary level.

Schedule of Finite-Lived Intangible Assets

The gross carrying amount and accumulated amortization, in total and by major intangible asset class were as follows:

(dollars in millions)	Gross Carrying Amount *	Accumulated Amortization	Net Other Intangible Assets

December 31, 2015
Customer relationships	223	(24)	199
Trade names	220	—	220
VOBA	141	(39)	102
Licenses	37	—	37
Customer lists	9	(9)	—
Domain names	1	—	1
Total	$631	$(72)	$559

December 31, 2014
Customer relationships	$18	$(15)	$3
VOBA	36	(32)	4
Licenses	12	—	12
Customer lists	9	(8)	1
Domain names	1	—	1
Total	$76	$(55)	$21

*	In connection with the OneMain Acquisition, OMFH recorded $555 million of other intangible assets in November of 2015. See Note 2 for further information on the other intangibles related to the OneMain Acquisition.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Amortization expense totaled $16 million in 2015, $4 million in 2014, and $5 million in 2013. The estimated aggregate amortization of other intangible assets for each of the next 5 years is reflected in the table below.

(dollars in millions)	Estimated Aggregate Amortization Expense

2016	$67
2017	52
2018	44
2019	40
2020	38